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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1. Name and address of issuer:

                              THE PARKSTONE ADVANTAGE FUND
                              3435 STELZER RD.
                              COLUMBUS, OHIO 43219

2. Name of each series or class of funds for which this notice is filed:

                              See Attached Schedlue A

3. Investment Company Act File Number:       811-7850

   Securities Act File Number:               33-65690

4. Last day of the fiscal year for which this notice is filed:

                              DECEMBER 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                                       [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                              NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

                              Price       $30,409,371
                              Shares        7,254,883

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              Price         $30,409,371
                              Shares          7,254,883

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                              Price          $3,070,829
                              Shares            363,487

12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24F-2:                           $ 30,409,371
                                                                   ------------

     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans:                             $  3,070,829
                                                                   ------------

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year:                                  $ 10,781,322
                                                                   ------------

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24F-2:                                             0
                                                                   ------------

     (v)  Net aggregate price of securities sold and issued during
          the fiscal year in reliance on rule 24F-2:               $ 22,698,878
                                                                   ------------

     (vi) Multiplier prescribed by Section 6(b) to the Securities
          Act of 1933 or other applicable law or registration:           1/3300
                                                                   ------------

    (vii) Fee Due:                                                    $6,878.45
                                                                   ------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures

                                                                   [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   02/26/97

                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*   /s/  SCOTT ENGLEHART
                              --------------------------------
                              Scott Englehart, Vice President
                              --------------------------------

Date 2/26/97
------------
* Please print the name and title of the signing officer below the signature.

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PARKSTONE ADVANTAGE FUND-SCHEDULE A
-----------------------------------

PRIME OBLIGATIONS FUND
BOND FUND
EQUITY FUND
SMALL CAPITALIZATION FUND
INTERNATIONAL DISCOVERY FUND


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                        HOWARD & HOWARD ATTORNEYS, P.C.
                     The Pinehurst Office Center, Suite 101
                           1400 North Woodward Avenue
                     Bloomfield Hills, Michigan 48304-2856
                           Telephone: (810) 645-1483
                           Facsimile: (810) 645-1568

                               February 24, 1997

The Parkstone Advantage Fund
Suite 1000
3435 Stelzer Road
Columbus, Ohio 43219-8000

Attention: Dana A. Gentile
           Vice President

           RE: Rule 24f-2 Notice Dated February 26, 1997

Dear Ms. Gentile:

     We serve as counsel to The Parkstone Advantage Fund (the "Trust"), a Massachusetts business trust. This letter is furnished at your request in connection with the filing by the Trust of a Notice dated February 26, 1997 (the "Notice"), pursuant to Rule 24f-2 promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and the registration by the Trust of an indefinite number of units of beneficial interest under the Securities Act of 1933, as amended. In the Notice, the Trust reported the net sale during the fiscal year ended December 31, 1996, of an aggregate of $22,698,878.00 in units of beneficial interest (the "Shares") of the Trust.

     We have examined the Notice and originals or copies, certified or otherwise identified to our satisfaction, of such other records, certificates and other documents as we considered necessary or appropriate for purposes of the opinion hereinafter expressed. As to matters of fact relative to such opinion, we have relied upon the accuracy of the Notice and the statements made therein.

     The Shares which are currently being registered pursuant to the Notice referred to above may be legally and validly issued from time to time in accordance with the Declaration of Trust of The Parkstone Advantage Fund upon receipt of consideration sufficient to comply with the Declaration of Trust and subject to compliance with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and applicable state laws regulating the sale of securities. Such Shares, when so issued, will be fully paid and non-assessable by the Trust.

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The Parkstone Advantage Fund
February 24, 1997
Page 2

     We hereby consent to the filing of this opinion with the Notice. This opinion is rendered pursuant to the requirements of Rule 24f-2, and it may be relied upon only by you and the Securities and Exchange Commission, and may not be used, quoted, or referred to or filed with any other person without our prior written permission.

                               Very truly yours,

                               HOWARD & HOWARD ATTORNEYS, P.C.

                               /s/ ROBERT C. ROSSELOT

                               Robert C. Rosselot

RCR/lat
Enclosures

cc: Mr. George L. Landreth
    Mr. Jeffrey N. Marshall
    David E. Riggs, Esquire
    Melanie Mayo, West, Esquire